Condensed Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical Data - $ / shares $ / shares in Thousands	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Shares, Shares Issued	1,000	9,355,778
Preferred Shares, Outstanding	1,000	9,355,778
Common Shares, No Par Value	$ 0	$ 0
Common Shares, Issued	59,208,801	7,867,186
Common Shares, Outstanding	59,208,801	7,867,186